CURRENT AND DEFERRED TAXES - Schedule of composition of current tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Provisional monthly payments (advances), Current assets	$ 14,616	$ 18,982
Provisional monthly payments (advances), Non-current assets	0	0
Provisional monthly payments (advances), total assets	14,616	18,982
Other recoverable credits, current assets	25,659	28,048
Other recoverable credits, Non-current assets	0	0
Other recoverable credits, total assets	25,659	28,048
Total assets by current tax, current assets	40,275	47,030
Total assets by current tax, Non-current assets	0	0
Total assets by current tax, total assets	$ 40,275	$ 47,030